Share-Based Payment Plans	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share-Based Payment Plans
(15)	Share-Based Payment Plans
The total grant-date fair value of the share based compensation issued during 2020 was $0.3 million (2019: $0.2 million), of which $0.3 million (2019: $0.2 million) was recognized as personnel expense in the statement of profit and loss for financial year 2020. The share-based payment programs of the Group are accounted for as equity-settled share-based payments.
Long-term Incentive Plan
Share options to purchase Common Shares were granted beginning in May 2017 to certain employees of the Group pursuant to the Long-term Incentive Plan (“LTIP”). Options were granted with an exercise price that was fixed at the date of the grant. The contractual life and exercise terms of the options are dependent upon an Exit Event, which is defined further in the LTIP agreement. Options were valued using on the basis of an option pricing model, and an estimate of approximate Exit Event timing. The Group has no legal or constructive obligation to repurchase or settle obligations in cash.
The fair value of the awards at the date of grant has been measured using an option pricing model. The inputs used in the model for the years 2020 and 2019 are set out below.

As of Dec. 31, 2020 and 2019 no share options were exercisable.

(weighted average, except options issued)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Expected life of options (years)	1.2	2.5
Exercise price (in $)	0.29	0.29
Market value of underlying shares (in $)	6.52	0.90
Risk free rate	0.14%	2.47%
Expected share price volatility	28.60%	20.00%
Expected dividend yield	0.00%	0.00%
Options issued	83,642	480,160
Management Equity Plan
At the time of the Acquisition, the Group implemented an equity participation program to enable certain management of the Group to participate in any success of the Group. For this purpose, certain managers acquired interests in three pooling vehicles (the Pooling Vehicles). The three Pooling Vehicles are limited partnerships, with management representing the limited partners (the Participants) and their participation represented by a limited partnership interest in the Pooling Vehicles. The limited partnership interests held by the Participants correspond with the underlying Common Shares held by the Pooling Vehicles. The limited partnership interest of each Participant vests over time in accordance with the partnership agreement.
On January 31, 2017, 5.838 million Common Shares were purchased by one of the Pooling Vehicles for $0.29 per share. Additionally, in August and September 2017, approximately 2.108 million Common Shares were purchased by the Pooling Vehicles for $0.29 per share. The fair value of the shares at the purchase date have been determined on the basis of an option pricing model , which reflects the preference entitlement of the Preferred Shares to receive distributions from UK Topco, and assumes that no dividends will be paid until the anticipated settlement date. The plan is equity settled, and the fair value was measured in reference to the acquisition discussed in Note 6. A total of $0.1 million of expenses were recorded for the period combined between the Management Equity Plan and the Long-term Incentive Plan discussed above.
In September 2018, 181,040 Common Shares were purchased by the Pooling Vehicles for $1.10 per share. The fair value of the shares at the purchase date have been determined on the basis of an option pricing model, which reflects the preference entitlement of the Preference Shares to receive distributions from UK Topco, and assumes that no dividends will be paid until the anticipated settlement date.
In May 2019, 9,503 Ordinary Shares were transferred between Pooling Vehicles for $1.10 per share. Furthermore, in May 2019, 470,672 Preference Shares were purchased by a member of the board of directors for $1.04 per share.
The fair value of the shares at the purchase date have been determined on the basis of an option pricing model, which reflects the preference entitlement of the Preference Shares to receive distributions from UK Topco, and assumes that no dividends will be paid until the anticipated settlement date.
For the year ended Dec. 31, 2020, no new transaction regarding the Management Equity Plan occurred. The inputs used in the model for the year 2019 are set out below.

(weighted average, except common shares issued)	Year ended Dec. 31, 2019
Equity value per share (in $)	12.63
Strike price per share (in $)	15.49
Expected share price volatility	20.00%
Risk free rate	2.47%
Time to expiration (years)	2.5
Expected dividend yield	0.00%
Common shares issued	9,503